NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 5. NOTES PAYABLE

On January 31, 2017, Reven Housing Texas 2, LLC, a wholly-owned subsidiary of the Company, received loan proceeds and issued a promissory note in the principal amount of $5,020,000 to a regional bank secured by 97 of the Company’s homes located in Texas. Principal and accrued interest are payable in sixty consecutive monthly installments of $31,759 on the first day of the month until January 31, 2022 when the entire amount of principal and interest remaining unpaid will be payable. Interest accrues and is payable monthly on the loan at the rate equal to four and one-half percent (4.50%) per annum until maturity.
As of March 31, 2017, the other four notes mentioned below were payable to another regional bank and incurred interest at a rate of 1.00% over the prime rate (interest rate was 5.00% per annum at March 31, 2017), and are secured by deeds of trust encumbering homes in each specified area. On April 4, 2017, the Company entered into loan modification agreements with the lender where the interest rate on all four loans has been reduced to a fixed rate of 4.5% per annum and principal and interest payments will be made monthly based on a 25 year amortization period with the remaining unpaid principal on all four loans due on April 5, 2020. The loans have a prepayment penalty of 2% during the first year and 1% during the following year on amounts paid in excess of the scheduled amortization.
A summary of the Company’s notes payable as of March 31, 2017 and December 31, 2016 is as follows:

	2017	2016
Note
Reven Housing Texas, LLC	$7,460,535	$7,502,504
Reven Housing Texas 2, LLC	5,006,439	—
Reven Housing Tennessee, LLC	3,887,321	3,908,829
Reven Housing Florida, LLC	3,493,794	3,526,794
Reven Housing Florida 2, LLC	4,875,898	4,875,898
	24,723,987	19,814,025
Less deferred loan fees, net	(395,753)	(359,648)
Notes payable, net	$24,328,234	$19,454,377

Costs incurred in the placement of the Company’s debt are deferred and amortized using the effective interest method over the term of the loans as a component of interest expense on the consolidated statements of operations. The amount of unamortized fees are deducted from the remaining principal amount owed on the corresponding notes payable. Unamortized deferred loan costs and fees totaled $395,753 and $359,648 as of March 31, 2017 and December 31, 2016, respectively.
During the three months ended March 31, 2017 and 2016, the Company incurred $307,520 and $258,157, respectively, of interest expense related to the notes payable, which includes $32,617 and $30,327, respectively, of amortization of deferred loan fees.

NOTE 5. NOTES PAYABLE

A summary of the Company’s notes payable as of December 31, 2016 and December 31, 2015 is as follows:

	2016	2015
Note
Reven Housing Texas, LLC	$7,502,504	$7,570,000
Reven Housing Tennessee, LLC	3,908,829	3,917,530
Reven Housing Florida, LLC	3,526,794	3,526,985
Reven Housing Florida 2, LLC	4,875,898	4,875,895
	19,814,025	19,890,410
Less deferred loan fees, net	(359,648)	(480,956)
Notes payable, net	$19,454,377	$19,409,454
As of December 31, 2016, the notes above incur interest at a rate of 1.00% over the prime rate (interest rate is 4.75% per annum at December 31, 2016), and are secured by deeds of trust encumbering substantially all of the Company’s homes in each specified area.
Costs incurred in the placement of the Company’s debt are deferred and amortized using the effective interest method over the term of the loans as a component of interest expense on the consolidated statements of operations. The amount of unamortized fees are deducted from the remaining principal amount owed on the corresponding notes payable. Unamortized deferred loan costs and fees totaled $359,648 and $480,956 as of December 31, 2016 and 2015, respectively.
During the years ended December 31, 2016 and 2015, the Company incurred $1,037,355 and $744,000, respectively, of interest expense related to the notes payable, which includes $121,308 and $96,640, respectively, of amortization of deferred loan fees.
The following is a schedule of maturities, including principal amortization payments, for all notes payable outstanding as of December 31, 2016:

2017	$321,521
2018	442,776
2019	11,095,495
2020	7,954,233
$19,814,025